Profund Vp Small-Cap Value
PROFUND VP SMALL-CAP VALUE Important Information About the Fund
Investment Objective
ProFund VP Small-Cap Value (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600® Value Index (the “Index”).

The Index is designed to provide a comprehensive measure of small-cap U.S. equity “value” performance. It is an unmanaged float-adjusted, market capitalization weighted index comprising stocks representing approximately half the market capitalization of the S&P SmallCap 600 that have been identified as being on the value end of the growth-value spectrum. Securities are selected for inclusion in the Index by an S&P committee through a non-mechanical process that factors in criteria such as liquidity, price, market capitalization, financial viability, and public float. As of January 31, 2012, the Index included companies with capitalizations between $47.8 million and $2.8 billion. The average capitalization of the companies comprising the Index was approximately $785.5 million. The Index is published under the Bloomberg ticker symbol “SMLV.”
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Profund Vp Small-Cap Value
Investment Advisory Fees		0.75%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.94%
Acquired Fund Fees and Expenses	[1]	0.02%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements		1.96%
Fee Waivers/Reimbursements	[2]	(0.26%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		1.70%
[1]	"Acquired Fund Fees and Expenses" are not directly borne by the Fund and are not reflected in the Fund's Financial Statements. Therefore, the amounts listed in the "Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements" will differ from those presented in the Fund's Financial Highlights.
[2]	ProFund Advisors LLC ("ProFund Advisors" or the "Advisor") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding Acquired Fund Fees and Expenses), as a percentage of average daily net assets, exceed 1.68% through April 30, 2013. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed to pertain only to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Profund Vp Small-Cap Value	173	590	1,033	2,264

The Fund pays transaction and financing costs associated with transacting in securities and derivatives, if any. These costs are not reflected in the example or the table above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 267% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in equity securities that ProFund Advisors believes, in combination, should have similar return characteristics as the return of the Index.
  Equity Securities — The Fund invests in common stock issued by public companies.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which exposure is intended to have aggregate characteristics similar to those of the Index, and may invest in securities not contained in the Index. ProFund Advisors does not invest the assets of the Fund in securities based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities that, in combination, provide exposure to the Index without regard to market conditions, trends or direction.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on January 31, 2012, the Index was concentrated in the financial industry group, which comprised approximately 26% of the market capitalization of the Index.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

The factors that may adversely affect the Fund’s correlation with the Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding Index reconstitutions and other Index rebalancing or reconstitution events may hinder the Fund’s ability to meet its investment objective.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities may be restricted, which may result in the Fund being unable to buy or sell certain securities. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities, and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease.

Financial Services Industry Risk — The Fund is subject to risks faced by companies in the financial services economic sector to the same extent as the Index is so concentrated, including: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increase in economic downturns; the severe competition to which banks, insurance, and financial services companies may be subject; and increased inter-industry consolidation and competition in the financial sector. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains, obtaining exposure to or achieving a high correlation with the Index.

Portfolio Turnover Risk — The Fund’s strategy typically involves high portfolio turnover to manage the Fund’s investment exposure. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sale activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase fund brokerage costs and may result in increased taxable capital gains.

Small- and Mid-Cap Company Investment Risk — The Index and, by extension, the Fund are exposed to the risks posed by stocks of small- and mid-cap companies. The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Small- and mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small- and mid-cap security prices.

Value Investing Risk — Value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock deemed to be undervalued by the relevant index methodology may actually be appropriately priced or overvalued.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Annual Returns as of December 31 each year

Best Quarter (ended 06/30/2003): 21.33%; Worst Quarter (ended 12/31/2008): -24.82%.
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns		One Year	Five Years	Since Inception	Inception Date
Profund Vp Small-Cap Value		(4.10%)	(1.94%)	2.62%	May 01, 2002
S&P SmallCap 600 Value Index Profund Vp Small-Cap Value	[1]	(1.36%)	0.25%	5.36%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.